FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Accounts payable and accrued charges	$ 559.2
Amounts payable to affiliated corporations	89.2
Long-term debt	5,408.2
Interest payments on long-term debt	1,294.7
Lease liabilities	153.8	$ 142.3	$ 114.2
Interest payments on lease liabilities	19.8
Derivative financial instruments	(76.2)
Total	7,448.7
2022
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Accounts payable and accrued charges	559.2
Amounts payable to affiliated corporations	89.2
Interest payments on long-term debt	189.9
Lease liabilities	35.0
Interest payments on lease liabilities	5.9
Total	879.2
1-3 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	1,043.2
Interest payments on long-term debt	437.7
Lease liabilities	59.8
Interest payments on lease liabilities	7.8
Derivative financial instruments	(96.0)
Total	1,452.5
3-5 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	775.0
Interest payments on long-term debt	337.3
Lease liabilities	33.1
Interest payments on lease liabilities	3.8
Total	1,149.2
2027 and thereafter
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	3,590.0
Interest payments on long-term debt	329.8
Lease liabilities	25.9
Interest payments on lease liabilities	2.3
Derivative financial instruments	19.8
Total	$ 3,967.8
Liquidity risk management
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Weighted average term of the Corporation's consolidated debt	5 years 9 months 18 days	5 years 1 month 6 days